Schedule of long-term investment (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Equity Method Investments and Joint Ventures [Abstract]
Balance as of March 31, 2025	$ 13,159,074
Share gain (loss) from equity investments	888,398
Impairment
Foreign currency translation adjustments	140,258
Balance as of September 30, 2025	$ 14,187,730	$ 13,159,074